Financial risk management - Financial risk factors (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management
Equity instruments	€ 6,000	€ 1,754	€ 2,351
Financial assets	1,401,184	1,257,328	1,057,309
Financial liabilities	70,715	49,592	34,823
Cash and cash equivalents
Financial risk management
Financial assets	1,290,796	1,151,211	973,241
Restricted cash (current and non-current)
Financial risk management
Financial assets	1,276	1,158	7,668
Trade and other receivables
Financial risk management
Financial assets	18,467	27,422	9,707
R&D incentives receivables (current and non-current)
Financial risk management
Financial assets	84,646	75,783	64,342
Trade & other liabilities
Financial risk management
Financial liabilities	68,038	47,122	31,269
Other non-current liabilities
Financial risk management
Financial liabilities	1,502	1,597	2,469
Financial lease liabilities
Financial risk management
Financial liabilities		9	63
Tax payable
Financial risk management
Financial liabilities	€ 1,175	€ 865	€ 1,022